Supplement to the
Fidelity's Broadly Diversified International Equity Funds
Fidelity® Worldwide Fund
December 30, 2019
Summary Prospectus

Effective October 1, 2020, the following information supplements similar information for Fidelity® Worldwide Fund found in the ”Fund Summary” section under the heading ”Portfolio Manager(s)”.

Andrew Sergeant (co-manager) has managed the fund since October 2020.

WLD-SUM-20-01 1.9880444.101	August 31, 2020

Supplement to the
Fidelity® Worldwide Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2019
Summary Prospectus

Effective October 1, 2020, the following information supplements similar information found in the ”Fund Summary” section under the heading ”Portfolio Manager(s)”.

Andrew Sergeant (co-manager) has managed the fund since October 2020.

AWLD-SUM-20-01 1.9880460.104	August 31, 2020